Related Party Transactions - Additional Information (Detail)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Resolute Investments, Ltd. [Member]
Related Party Transaction [Line Items]
Share of Resolute in outstanding common stock	39.10%	34.80%	35.70%